Details of Significant Accounts - Summary of Amortization Charges of Intangible Assets Recorded in Operating Expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Intangible Assets [Line Items]
Amortization charges	$ 222	$ 6,648	$ 8,144
General and Administrative Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization charges	93	2,796	2,983
Research and Development Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization charges	$ 129	$ 3,852	$ 5,161